LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2013
LONG-LIVED ASSETS [Abstract]
LONG-LIVED ASSETS

NOTE 4 - LONG-LIVED ASSETS

The following table summarizes the long-lived assets the Company had at December 31, 2013 and 2012:

	Useful	Year Ended December 31,
	Lives	2013	2012

Software	3-10 years	$166,314	$166,314
Website	10 years	20,000	20,000
Patents	20 years	30,000	30,000
Trade name	N/A	20,000	20,000
Subtotal		236,314	236,314
Less: accumulated amortization		(44,698)	(5,100)
Intangible assets, net		$191,616	$231,214
Machinery and equipment	3-5 years	$33,503	$-
Less: accumulated depreciation		(2,230)	-
Property and equipment, net		$31,273	$-

The Company determined that the software developed by Net Ten Profits Inc. for military yearbooks was no longer an asset and the balance of $919 was written off during the year ended December 31, 2012.